Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,746,500
Previously Paid Amount	0.00
Total Fee Amount	9,217.69
Total Offset Amount	0.00
Net Fee	9,217.69
Narrative - Max Aggregate Offering Price	$ 66,746,500
Final Prospectus	true